Biological assets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Biological assets
Biological assets	$ 30,358,304	$ 29,199,895
Less: accumulated depreciation	(1,835,401)	(844,306)
Biological assets, net	$ 28,522,903	$ 28,355,589